Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (16,574,477)	$ (780,641)	$ (7,765,523)	$ (3,169,018)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	423,010	54,008
Stock-based compensation	822,626			663
Stock issued for services			900	122,388
Bad debt expense				10,346
Debt issuance cost, net	516,458		621,638
Depreciation expense			231,741	108,760
Amortization expense			486,184	57,853
Interest expense associated to discounts on debt obtained	79,412
Interest expense associated to warrants issued with debt obtained	65,624
Interest expense associated with future equity agreements	10,844,961
Right of use asset and lease liability	52,256		53,654	63,880
Change in value of derivative liability	312,724
Change in operating assets and liabilities:
Accounts receivable, net	(175,465)	(275)	94,530	(46,015)
Inventory	(656,953)	44,075	(842,049)	507,970
Prepaid expenses and other current assets	47,724	(3,737)	(264,854)	(500)
Deposits and other assets		(50)	(24,680)	(37,197)
Accounts payable	176,620	39,306	734,134	(15,796)
Accrued expenses	(634,521)	(34,917)	1,012,896	448,794
Accrued expenses, related parties	344,713		208,204
Deferred revenue	238,534	(117,491)	487,766	31,190
Net cash used in operating activities	(4,212,202)	(799,722)	(5,019,113)	(1,980,562)
Cash flows from investing activities:
Purchase of Doctors Scientific Organica			(6,000,000)
Purchase of Nexus Offers			(2,100,000)
Additions to property and equipment	(15,963)	(2,749)	(141,383)	(32,966)
Net cash used in investing activities	(15,963)	(2,749)	(8,241,383)	(32,966)
Cash flows from financing activities:
Repayments on due to related parties			(1,087,523)	(40,550)
Proceeds from related parties	344,873	87,617	1,367,400	79,273
Repayments to related parties	(1,314,382)		(1,851,860)	(490,100)
Proceeds from initial public offering	12,738,288		7,080,000
Proceeds from convertible notes and notes payable	783,738	293,679	7,418,969	2,873,762
Repayments on convertible notes and notes payable	(6,924,841)
Payment of fees from issuance of common stock	(53,549)
Net cash provided by financing activities	5,574,127	381,296	12,980,640	2,486,265
Net increase (decrease) in cash	1,345,962	(421,175)	(279,856)	472,737
Cash, beginning of period	205,093	484,949	484,949	12,212
Cash, end of period	1,551,055	63,774	205,093	484,949
Supplemental disclosure of cash flow information:
Interest paid	883,974	74,528	937,034	85,307
Issuance of common stock for acquisition of GSP			425,000
Non-cash acquisition of Doctors Scientific Organica			6,000,000
Non-cash acquisition of Nexus Offers			$ 3,800,000
Non-cash investing and financing activities:
Stock issued for conversion of accounts payable	147,223
Stock issued for conversion of convertible notes and interest	$ 5,622,885